UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999

                (Please read instructions before preparing form.)

If amended report check here: |_|

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc.       530 Fifth Avenue    New York  NY        10036
--------------------------------------------------------------------------------
Business Address                    (Street)       (City) (State)      (Zip)

Stanley Knowlton                            212-764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16 day of April , 1999.


                                   Stanley Knowlton
                                   ------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   /s/ Stanley Knowlton
                                   ------------------------------------------
                                    (Manual Signature of Person Duly
                                       Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:   Name:                  13F File No.:
-----                      -------------    -----                  -------------

1. Knowlton Brothers, Inc.     28-5340
   ------------------------    -------      ------------------------    -------
2. Knowlton, Christopher       28-5342
   ------------------------    -------      ------------------------    -------
3. Knowlton, Winthrop          28-5344
   ------------------------    -------      ------------------------    -------
4. Lee, Dwight                 28-2649
   ------------------------    -------      ------------------------    -------
5.
   ------------------------    -------      ------------------------    -------

====================================================================================================================================
                                                                                Investment Discretion         Voting Authority
                                                                                ----------------------   ---------------------------
                                                                                      Shared
Issuer                       Class   CUSIP        Value              Position   Sole  Instr.V   Shared   Managers     Sole    Shared
------------------------------------------------------------------------------------------------------------------------------------
Adept Technology Inc.        COM     6854103         1,379,280.63    209,180                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                    COM     00130H105       3,941,795.00    105,820                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                    COM     00130H105       1,542,150.00     41,400                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                 COM     21441100        1,065,050.00     17,900                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Liberty Media           COM     1957208           341,828.50      6,500                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Banco Latinoamerican         COM     P16994132       2,233,400.00     85,800                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Banco Latinoamerican         COM     P16994132       1,177,800.00     45,300                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostic           COM     90945106        1,178,000.00    117,800                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Chronimed                    COM     171164106         842,822.80    141,200                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                 COM     192422103       5,798,822.40    244,800                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                 COM     192422103       1,305,263.90     55,100                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
EPL Technologies Inc.        COM     268920105         103,535.94     24,725                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
EMC                          COM     268648102         140,525.00      1,100                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                     COM     278856109         333,775.00     15,800                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Gensyme Corp Gen Div         COM     372917104       2,269,687.50     45,000                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Gensyme Corp Gen Div         COM     372917104       1,381,987.50     27,400                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                 COM     40425P107       5,293,055.00    161,620                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                 COM     40425P107         556,750.00     17,000                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Health Management Systems    COM     42219M100       1,837,775.00    386,900                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Corp.     COM     45168D104         983,523.00     41,100                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Impath                       COM     45255G101       2,376,500.00     97,000                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Integrated Systems Inc.      COM     45812M104       2,893,446.88    225,830                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Integrated Systems Inc.      COM     45812M104       1,084,578.13     84,650                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Intelliquest Information     COM     45816H101         865,687.50     85,500                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
ISG International Software   COM     M5733B104         669,375.00     52,500                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                COM     466313103       1,482,300.00     36,600                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Landmark Systems             COM     51506S100         638,906.25     70,500                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated Comm        COM     629407107       3,010,875.00     37,000                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates           COM     640938106       4,511,829.69    147,025                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                Investment Discretion         Voting Authority
                                                                                ----------------------   ---------------------------
                                                                                      Shared
Issuer                       Class   CUSIP        Value              Position   Sole  Instr.V   Shared   Managers     Sole    Shared
------------------------------------------------------------------------------------------------------------------------------------
Network Associates           COM     640938106       1,480,671.88     48,250                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Media 100                    COM     58440W105         696,675.00    132,700                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.    COM     589405109       5,533,096.88    155,315                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.    COM     589405109       1,332,562.00     37,400                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology            COM     595112103         616,800.00    12,800                     X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.      COM     553477100       1,593,262.10    264,170                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.      COM     553477100         943,882.80    156,500                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Napro Biotherapeutics Inc.   COM     630795102         336,599.40    139,900                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Network Solutions            COM     64121Q102         444,150.00      4,200                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology               COM     671802106         424,768.75    138,700                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology        COM     699173100       5,636,850.00    285,400                    X        1, 2, 3              X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology        COM     699173100       1,453,600.00     73,600                    X        1, 2, 3, 4           X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems Inc.        COM     7234811070     14,313,390.00    314,580                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.     COM     72764T101       3,377,475.00    132,450                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.     COM     72764T101       1,275,000.00     50,000                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Physicians Specialty         COM     718934102         546,750.00     81,000                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
QRS                          COM     74726X105       3,428,425.00     54,800                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Remedy                       COM     759548100       2,186,800.00    156,200                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Secure Computing             COM     813705100       4,496,940.00    428,280                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Secure Computing             COM     813705100         489,300.00     46,600                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Shared Medical               COM     819486101       2,517,075.00     45,200                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                COM     871607107       4,095,750.00     76,200                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                COM     871607107       1,419,000.00     26,400                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems Inc.    COM     88355K200       4,814,552.00    601,819                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Valley Forge Scientific      COM     919656108         287,205.00    114,882                    X        1, 2, 3              X
Corp.
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                                                Investment Discretion         Voting Authority
                                                                                ----------------------   ---------------------------
                                                                                      Shared
Issuer                       Class   CUSIP        Value              Position   Sole  Instr.V   Shared   Managers     Sole    Shared
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications       COM     975515107       1,479,038.00     40,700                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                  COM     983919101         931,152.75     22,956                    X        1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                  COM     983919101         932,937.50     23,000                    X        1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Total                                             $118,323,835.00
====================================================================================================================================